Commitments and contingencies - Open tax procedures - lV (Details) - Year 2009 [Member] - SUNAT	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 14, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax debt			S/ 202,614,000	$ 55,909,000
Collection of debt forced amount	S/ 18,807,000	$ 5,190,000